Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid professional service fees		$ 9,856	$ 14,476
Other receivables	[1]	4,847	4,961
Others	[2]	155,013	123,828
Prepaid expenses and other current assets		$ 169,716	$ 143,265

[1]	Other receivables mainly consist of other receivables from third parties and advances to employees.
[2]	Others mainly consist of deductible value-added tax.